ABERDEEN FUNDS

Aberdeen Diversified Income Fund

(the “Fund”)

Supplement dated September 6, 2019 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2019, as supplemented to date

Effectively immediately, the Fund no longer offers Institutional Service Class shares.

Please retain this supplement for future reference.